Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Schedule of Condensed Balance Sheets [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	25,640,056	23,650,122
Common stock, shares outstanding	25,640,056	23,650,122